COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Summary of provision

	12/31/2025	12/31/2024
Legal issues	2,656,006	5,226,668
Labor lawsuits	510,481	761,885
Tax	4,946,161	42,023,567
Unused Balances of Credit Cards	3,903,686	4,271,775
Judicial Deposits	392,996	365,778
Eventual commitments	353,073	276,150
Others	1,128,425	486,722
Total	13,890,828	53,412,545